The
Henssler
Equity
Fund

ANNUAL REPORT

April 30, 1999

The Henssler Equity Fund
1281 Kennestone Circle, Suite 100
Marietta, Georgia 30066

1-800-936-3863

www.henssler.com



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The Henssler Equity Fund
SCHEDULE OF INVESTMENTS                                                         April 30, 1999
----------------------------------------------------------------------------------------------
                                                                      Shares             Value
                                                                    --------          --------
COMMON STOCK -- 97.94%
Consumer Cyclical -- 1.59%
The Walt Disney Corp.                                                  3,600          $114,300
Genuine Parts Co.                                                      2,765            82,950
Oakwood Homes Corp.                                                    3,735            51,823
                                                                                --------------
                                                                                       249,073
                                                                                --------------
Consumer Staples -- 14.90%
Anheuser-Busch Companies, Inc.                                         4,585           335,278
Gillette Co.                                                           3,510           183,178
Kimberly Clark Corp.                                                   4,385           268,855
Newell Co.                                                             4,635           219,873
Pepsico, Inc.                                                         10,775           398,002
Phillip Morris Co.                                                     7,185           251,924
Procter & Gamble Co.                                                   3,485           326,937
Sysco Corp.                                                            8,525           253,086
TCA Cable Television, Inc.                                             2,000            99,625
                                                                                --------------
                                                                                     2,336,758
                                                                                --------------
Energy -- 6.50%
Mobil Corp.                                                            4,485           469,804
Repsol SA ADR                                                          5,535            91,328
Royal Dutch Petroleum Co.                                              3,880           227,708
Schlumberger, LTD                                                      3,600           229,950
                                                                                --------------
                                                                                     1,018,790
                                                                                --------------
Financials -- 18.86%
American International Group, Inc.                                     4,345           510,266
Banc One Corp.                                                         5,375           317,125
Charter One Financial, Inc.                                            3,000            93,750
Fannie Mae                                                             6,830           484,503
First Union Corp.                                                      4,685           259,432
J. P. Morgan & Co. Inc.                                                2,395           322,726
Jefferson Pilot Corp.                                                  4,725           318,347
MBNA Corp.                                                            18,442           519,834
Regions Financial Corp.                                                3,485           131,559
                                                                                --------------
                                                                                     2,957,542
                                                                                --------------
Health -- 15.92%
Abbott Laboratories                                                    4,835           234,195
American Home Products Corp.                                           4,500           274,500
Amgen, Inc.*                                                           2,700           165,881
Bristol-Myers Squibb Co.                                               4,590           291,752
Johnson & Johnson                                                      4,685           456,787
Merck & Co.                                                            4,490           315,422
Pharmacia & Upjohn, Inc.                                               2,500           140,000
Schering Plough Corp.                                                  4,420           213,541
Shared Medical Systems Corp.                                           4,450           241,691
Watson Pharmaceuticals, Inc.*                                          4,000           162,000
                                                                                --------------
                                                                                     2,495,769
                                                                                --------------
Industrial Cyclicals -- 12.00%
Deere & Co.                                                            5,365           230,695
General Electric Co.                                                   2,295           242,122
Honeywell, Inc.                                                        1,795           170,076
Nucor Corp.                                                            3,165           185,746
PPG Industries, Inc.                                                   1,595           103,575
Paccar, Inc.                                                           3,300           184,800
Potash Corporation of Saskatchewan, Inc.                               2,400           145,200
Raytheon Co. Cl A                                                      2,000           138,375
Valspar Corp.                                                          4,535           157,024
Vulcan Materials Co.                                                   6,785           323,984
                                                                                --------------
                                                                                     1,881,597
                                                                                --------------
Retail -- 7.69%
Albertson's, Inc.                                                      3,345           172,267
Dayton Hudson Corp.                                                    4,785           322,090
Lowe's Cos., Inc.                                                      2,000           105,500
Home Depot, Inc.                                                       3,480           208,583
Ross Stores, Inc.                                                      5,685           261,155
Walgreen Co.                                                           5,070           136,256
                                                                                --------------
                                                                                     1,205,851
                                                                                --------------
Technology -- 17.10%
Applied Materials, Inc.*                                               9,150           490,669
Cisco Systems, Inc.*                                                   2,525           288,008
Equifax, Inc.                                                          8,680           311,937
Harris Corp.                                                           4,785           165,382
Hewlett-Packard Co.                                                    4,485           353,754
Intel Corp.                                                            9,570           585,564
Lucent Technologies, Inc.                                              4,390           263,949
Oracle Corp.*                                                          8,190           221,642
                                                                                --------------
                                                                                     2,680,905
                                                                                --------------
Telecommunications -- 3.38%
AT & T Corp.                                                           3,300           166,650
CenturyTel, Inc.                                                       4,823           194,106
Vodafone Group PLC ADR                                                   945           169,687
                                                                                --------------
                                                                                       530,443
                                                                                --------------
TOTAL COMMON STOCK (COST
$13,792,718) -- 97.94%                                                              15,356,728
                                                                                --------------
MISCELLANEOUS ASSETS -- 3.06%
Star Treasury Fund (Cost $480,461)                                   480,461           480,461
                                                                                --------------
TOTAL INVESTMENTS (COST
$14,273,179) -- 101.00%                                                            $15,837,189
OTHER ASSETS AND LIABILITIES, NET
-- (1.00)%                                                                            (157,319)
                                                                                --------------
NET ASSETS -- 100.00%                                                              $15,679,870
                                                                                ==============

* Non-income producing security.

See notes to financial statements.

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The Henssler Equity Fund
STATEMENT OF ASSETS AND LIABILITIES                                       April 30, 1999
----------------------------------------------------------------------------------------
Assets:
Investments, at market (identified cost
$14,273,179)                                                                 $15,837,189
Receivables:
Dividends and interest                                                             9,687
Fund shares sold                                                                  98,469
                                                                        ----------------
Total assets                                                                  15,945,345
                                                                        ----------------
Liabilities:
Payables:
Investment securities purchased                                                  251,394
Due to advisor                                                                    14,081
                                                                        ----------------
Total liabilities                                                                265,475
                                                                        ----------------
Net Assets                                                                   $15,679,870
                                                                        ================
Net Assets consist of:
Common stock                                                                  $1,335,379
Additional capital paid -- in                                                 12,778,553
Distributions in excess of net investment income                                  (2,001)
Accumulated realized gain on investments                                           3,929
Net unrealized gain on investments                                             1,564,010
                                                                        ----------------
Net Assets, for 1,335,382 shares
outstanding                                                                  $15,679,870

                                                                        ================
Net Asset Value, offering and redemption
price per share                                                                   $11.74
                                                                        ================

See notes to financial statements.

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The Henssler Equity Fund
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 1999*
----------------------------------------------------------------------------------------
Investment Income:
Interest                                                                          $8,196
Dividends                                                                         93,276
                                                                          --------------
Total investment income                                                          101,472
                                                                          --------------
Expenses:
Investment advisory fees                                                          36,969
Administration fee                                                                51,756
                                                                          --------------
Total expenses                                                                    88,725
                                                                          --------------
Net investment income                                                             12,747
                                                                          --------------
Realized & unrealized gain on
investments:
Net realized gain on investments                                                   3,929
Net change in unrealized appreciation on
investments                                                                    1,564,010
                                                                          --------------
Net gain on investments                                                        1,567,939
                                                                          --------------
Net increase in net assets resulting from
operations                                                                    $1,580,686
                                                                          ==============
* The Henssler Equity Fund commenced operations on June 10, 1998.

See notes to financial statements.

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The Henssler Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------

For the Period Ended April 30, 1999*
Increase in Net Assets
Operations:
Net investment income                                                            $12,747
Net realized gain on investments                                                   3,929
Net change in unrealized appreciation on
investments                                                                    1,564,010
                                                                          --------------
Net increase in net assets resulting from
operations                                                                     1,580,686
Distributions to shareholders from:
Net investment income                                                            (14,748)
                                                                          --------------
Increase in net assets from Fund share
transactions                                                                  14,113,932
                                                                          --------------
Increase in net assets                                                        15,679,870
Net Assets:
Beginning of period                                                                    0
                                                                          --------------
End of period                                                                $15,679,870
                                                                          ==============

* The Henssler Equity Fund commenced operations on June 10, 1998.

See notes to financial statements

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The Henssler Equity Fund
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding from June 10, 1998 through April 30, 1999)

                                                                          For the Period
                                                                          April 30, 1999
                                                                          --------------
Net Asset Value, Beginning of
Period                                                                            $10.00
                                                                                --------
Income From Investment Operations:
Net investment income                                                               0.02
Net gains on securities (both
realized and unrealized)                                                            1.74
                                                                                --------
Total from investment operations                                                    1.76
                                                                                --------
Distributions:
Net investment income                                                              (0.02)
                                                                                --------
Net Asset Value, End of Period                                                    $11.74
                                                                                ========
Total Return                                                                       17.57%
Ratios/Supplemental Data
Net assets, end of period (in
000s)                                                                            $15,680
Ratio of expenses to average
net assets                                                                          1.20%*
Ratio of net investment income
to average net assets                                                               0.17%*
Portfolio turnover rate                                                               14%

* Annualized

See notes to financial statements

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The Henssler Equity Fund
NOTES TO THE FINANCIAL STATEMENTS
April 30, 1999

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Equity Fund (the "Company") was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (the "Fund"). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the "1940 Act"). The Fund's investment strategy is to emphasize long-term capital appreciation and safety of principal. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The costs incurred in connection with the organization, initial registration and public offering of shares have been paid by Henssler Asset Management, LLC (the "Advisor"). Accordingly, no organization costs have been recorded by the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund.

a) Investment Valuation -- Common stocks and other equity-type securities listed on a securities exchange are valued at the last quoted sales price on the day of the valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities that are listed on an exchange but which are not rated on the valuation date are valued at the most recent bid prices. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Investment manager under the supervision of the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.

b) Federal Income Taxes -- No provision for federal income taxes has been made since the Fund has complied to date with the provision of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realize capital gains in order to relieve the Fund from all federal income taxes.

c) Distributions to Shareholders -- Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ form those estimates.

e) Other -- Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.


2.CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended April 30, 1999 were as follows:
                                                   Shares         Amount
                                             ------------   ------------
Sold                                            1,404,150    $14,897,761
Reinvested                                          1,323         14,749
Redeemed                                          (70,091)      (798,578)
                                             ------------   ------------
Net Increase                                    1,335,382    $14,113,932
                                             ============   ============


3.INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the period ended April 30, 1999, were as follows:

Purchases                                                    $14,930,911
Sales                                                          1,142,122

At April 30, 1999, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Appreciation                                                  $1,779,485
(Depreciation)                                                  (215,475)
                                                            ------------

Net appreciation on investments                                1,564,010
                                                            ============

At April 30, 1999, the cost of investments for federal income tax purposes was $14,273,179.

4.ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into a Management Agreement with Henssler Asset Management, LLC (the "Advisor") to provide investment management services to the Fund. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to the Fund's daily net assets. For the period ended April 30,1999, the Advisor received advisory fees of $36,969.

The Fund has entered into an Operating Services Agreement (the "Servicing Agreement") with the Advisor to provide or arrange for day-to-day operational services to the Fund. Pursuant to the Servicing Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to the Fund's daily net assets. For the period ended April 30, 1999, the Advisor received fees of $51,756.

The Fund and the Advisor have entered into an Investment Company Services Agreement (the "ICSA") with Declaration Service Company to provide day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, registrar and recordkeeping services.

The Fund and the Advisor have entered into a Distribution Agreement with Declaration Distributors, Inc. to provide distribution services to the Fund. Declaration Distributors, Inc. serves as underwriter/distributor of the Fund.

Certain directors and officers of the Fund are directors and officers of the Advisor.


Advisor

Henssler Asset Management, LLC
1281 Kennestone Circle, Suite 100
Marietta, Georgia 30066

Distributor

Declaration Distributors, Inc.
555 North Lane, Suite 6160
Conshohocken, PA 19428

Custodian

Firstar Bank, N.A.
Firstar Bank Center
425 Walnut Street
Cincinnati, Ohio 45202

Transfer, Redemption, and Dividend Disbursing Agent

Declaration Service Company
555 North Lane, Suite 6160
Coshohocken, PA 19428

Independent Accountants

McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44155

Legal Counsel

Kilpatrick Stockton LLP
1100 Peachtree Street
Suite 2800
Atlanta, Georgia 30309

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Annual Report to Shareholders
for the period ended April 30, 1999